Long term debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31,	December 31,
	2015	2014

Long-term debt	$10,000	$12,000
Less: Current portion	(4,000)	(1,714)

	$6,000	$10,286

Schedule of Maturities of Long-term Debt [Table Text Block]	Future repayments are as follows:
2016	$4,000
2017	4,000
2018	2,000

Total repayments	$10,000